COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2025 USD ($)	May 13, 2025 USD ($)	Mar. 31, 2025 USD ($) company	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2025 USD ($) company contract	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) contract company	Dec. 31, 2023 USD ($) company contract
Other Commitments [Line Items]
Legal provision accrued												$ 182,000,000
LPA maximum tax distribution percentage						25.00%						25.00%
Galaxy Digital Holdings, LP
Other Commitments [Line Items]
Number of sublease contracts | contract						3						3	3
Number of VIE portfolio companies | company			7			7						7	7
Unfunded commitments to VIEs			$ 66,500,000			$ 66,500,000						$ 69,000,000	$ 61,000,000
Legal provision accrued			$ 186,000,000			$ 186,000,000						$ 182,000,000
Discount rate for legal provision			4.30%			4.30%						4.30%
Undiscounted amount of the settlement			$ 200,000,000			$ 200,000,000						$ 200,000,000
Distributions						$ 9,400,000	$ 36,700,000					$ 55,300,000	22,400,000
Contributions to subsidiaries related to crypto asset activities			75,000,000	$ 20,000,000	$ 523,000,000
Percentage of capital gains to be recognized						90.00%						90.00%
Galaxy Digital Holdings, LP | Forecast
Other Commitments [Line Items]
Payments for legal settlement								$ 40,000,000	$ 60,000,000	$ 60,000,000	$ 40,000,000
Galaxy Digital Holdings, LP | Indemnifications
Other Commitments [Line Items]
Loss contingency accrual			0			$ 0						$ 0	0
Galaxy Digital Holdings, LP | Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments			80,000,000			80,000,000						60,000,000	20,000,000
Amounts funded for other commitments			60,000,000			60,000,000						39,900,000	$ 0
Galaxy Digital Holdings, LP | Facility Construction Improvements
Other Commitments [Line Items]
Other commitments			$ 713,100,000			$ 713,100,000						$ 9,100,000
Galaxy Digital Holdings, LP | Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs	$ 2,500,000	$ 1,100,000
Contributions to subsidiaries related to crypto asset activities		$ 90,000,000